UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Van Den Berg Management Inc/TX
Address:  805 Las Cimas Parkway Suite 430
          Austin, TX 78746

Form 13F File Number:  028-05495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim Brilliant
Title:    Vice President
Phone:    (512) 329-0050

Signature, Place, and Date of Signing:

      /s/ Jim Brilliant               Austin, Texas           February 11, 2013
      -----------------               -------------           -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          104
                                         -----------

Form 13F Information Table Value Total:  $ 1,064,137
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
3M CO                          COM              88579Y101      11,347     122,205 SH       SOLE                  122,205
ABM INDS INC                   COM              000957100      17,929     898,707 SH       SOLE                  898,707
ACTIVE POWER INC               COM              00504W100         213      63,713 SH       SOLE                   63,713
ALCOA INC                      COM              013817101      15,309   1,763,755 SH       SOLE                1,763,755
AMERICAN EXPRESS CO            COM              025816109      13,528     235,346 SH       SOLE                  235,346
APOGEE ENTERPRISES INC         COM              037598109       7,412     309,222 SH       SOLE                  309,222
APPLIED MATLS INC              COM              038222105      29,705   2,596,570 SH       SOLE                2,596,570
ASTEC INDS INC                 COM              046224101      34,316   1,028,671 SH       SOLE                1,028,671
AUDIOCODES LTD                 ORD              M15342104          74      23,000 SH       SOLE                   23,000
BECTON DICKINSON & CO          COM              075887109         253       3,240 SH       SOLE                    3,240
BENCHMARK ELECTRS INC          COM              08160H101      23,029   1,385,604 SH       SOLE                1,385,604
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      45,940     512,147 SH       SOLE                  512,147
BLUCORA INC                    COM              095229100         275      17,500 SH       SOLE                   17,500
C D I CORP                     COM              125071100      23,701   1,383,611 SH       SOLE                1,383,611
SCHWAB CHARLES CORP NEW        COM              808513105         665      46,275 SH       SOLE                   46,275
CISCO SYS INC                  COM              17275R102      54,996   2,798,867 SH       SOLE                2,798,867
COHU INC                       COM              192576106       1,458     134,546 SH       SOLE                  134,546
COMCAST CORP NEW               CL A SPL         20030N200      21,403     595,859 SH       SOLE                  595,859
COMPRESSCO PARTNERS L P        COM UNIT         20467A101         169      10,100 SH       SOLE                   10,100
COMSTOCK MNG INC               COM              205750102       1,158     507,850 SH       SOLE                  507,850
CORE MARK HOLDING CO INC       COM              218681104      19,436     410,470 SH       SOLE                  410,470
CORNING INC                    COM              219350105      48,359   3,831,958 SH       SOLE                3,831,958
DAWSON GEOPHYSICAL CO          COM              239359102       1,013      38,415 SH       SOLE                   38,415
DELL INC                       COM              24702R101         566      55,825 SH       SOLE                   55,825
DIREXION SHS ETF TR            DLY SMCAP BEAR3X 25459W110         391      28,975 SH       SOLE                   28,975
DOLBY LABORATORIES INC         COM              25659T107       3,544     120,835 SH       SOLE                  120,835
DREW INDS INC                  COM NEW          26168L205         222       6,880 SH       SOLE                    6,880
EMERSON ELEC CO                COM              291011104      33,432     631,271 SH       SOLE                  631,271
ENCORE WIRE CORP               COM              292562105      17,225     568,288 SH       SOLE                  568,288
EXAR CORP                      COM              300645108         211      23,670 SH       SOLE                   23,670
EXELON CORP                    COM              30161N101         341      11,450 SH       SOLE                   11,450
EXXON MOBIL CORP               COM              30231G102      15,461     178,638 SH       SOLE                  178,638
FLOW INTL CORP                 COM              343468104          62      17,745 SH       SOLE                   17,745
GEOSPACE TECHNOLOGIES CORP     COM              37364X109         271       3,050 SH       SOLE                    3,050
GRANITE CONSTR INC             COM              387328107      20,288     603,436 SH       SOLE                  603,436
HALLIBURTON CO                 COM              406216101      15,230     439,045 SH       SOLE                  439,045
HARSCO CORP                    COM              415864107      31,694   1,348,702 SH       SOLE                1,348,702
HEIDRICK & STRUGGLES INTL IN   COM              422819102       6,464     423,614 SH       SOLE                  423,614
HELMERICH & PAYNE INC          COM              423452101      12,582     224,631 SH       SOLE                  224,631
HEWLETT PACKARD CO             COM              428236103         404      28,350 SH       SOLE                   28,350
HUTCHINSON TECHNOLOGY INC      COM              448407106       1,798     899,194 SH       SOLE                  899,194
II VI INC                      COM              902104108         361      19,810 SH       SOLE                   19,810
ILLINOIS TOOL WKS INC          COM              452308109         213       3,505 SH       SOLE                    3,505
INNOVATIVE SOLUTIONS & SUPPO   COM              45769N105         489     142,261 SH       SOLE                  142,261
INSTEEL INDUSTRIES INC         COM              45774W108      15,652   1,254,203 SH       SOLE                1,254,203
INTEL CORP                     COM              458140100      28,639   1,388,905 SH       SOLE                1,388,905
JACOBS ENGR GROUP INC DEL      COM              469814107      51,054   1,199,304 SH       SOLE                1,199,304
JOHNSON & JOHNSON              COM              478160104         302       4,315 SH       SOLE                    4,315
KAYAK SOFTWARE CORP            CL A             486577109         274       6,900 SH       SOLE                    6,900
KELLOGG CO                     COM              487836108         339       6,067 SH       SOLE                    6,067
KORN FERRY INTL                COM NEW          500643200       4,882     307,847 SH       SOLE                  307,847
KROGER CO                      COM              501044101         220       8,445 SH       SOLE                    8,445
LAWSON PRODS INC               COM              520776105       5,901     596,083 SH       SOLE                  596,083
LAYNE CHRISTENSEN CO           COM              521050104      19,491     803,101 SH       SOLE                  803,101
LIFEVANTAGE CORP               COM              53222K106         810     370,080 SH       SOLE                  370,080
LONGWEI PETROLEUM INV HLDG L   COM              543354104          73      34,600 SH       SOLE                   34,600
LYDALL INC DEL                 COM              550819106      18,761   1,308,287 SH       SOLE                1,308,287
M D C HLDGS INC                COM              552676108       6,481     176,293 SH       SOLE                  176,293
MARSH & MCLENNAN COS INC       COM              571748102      14,170     411,070 SH       SOLE                  411,070
MAXWELL TECHNOLOGIES INC       COM              577767106      17,254   2,078,801 SH       SOLE                2,078,801
MEDTRONIC INC                  COM              585055106      15,324     373,576 SH       SOLE                  373,576
MICROSOFT CORP                 COM              594918104      33,743   1,263,327 SH       SOLE                1,263,327
MITCHAM INDS INC               COM              606501104         140      10,300 SH       SOLE                   10,300
MOLEX INC                      COM              608554101       8,638     316,045 SH       SOLE                  316,045
NATIONSTAR MTG HLDGS INC       COM              63861C109       4,001     129,145 SH       SOLE                  129,145
NAUTILUS INC                   COM              63910B102         161      45,900 SH       SOLE                   45,900
NEVSUN RES LTD                 COM              64156L101         133      31,100 SH       SOLE                   31,100
NEWMONT MINING CORP            COM              651639106      30,836     663,995 SH       SOLE                  663,995
NEWPORT CORP                   COM              651824104      17,095   1,270,980 SH       SOLE                1,270,980
OLD NATL BANCORP IND           COM              680033107         153      12,905 SH       SOLE                   12,905
OMEGA FLEX INC                 COM              682095104         367      29,722 SH       SOLE                   29,722
ORION MARINE GROUP INC         COM              68628V308      19,561   2,675,960 SH       SOLE                2,675,960
OVERSTOCK COM INC DEL          COM              690370101         182      12,700 SH       SOLE                   12,700
PAYCHEX INC                    COM              704326107      13,772     442,833 SH       SOLE                  442,833
PC-TEL INC                     COM              69325Q105         121      16,764 SH       SOLE                   16,764
PERCEPTRON INC                 COM              71361F100       1,331     225,533 SH       SOLE                  225,533
POWELL INDS INC                COM              739128106      18,881     454,640 SH       SOLE                  454,640
RADIOSHACK CORP                COM              750438103          21      10,000 SH       SOLE                   10,000
REPLIGEN CORP                  COM              759916109         116      18,400 SH       SOLE                   18,400
ROBBINS & MYERS INC            COM              770196103         273       4,600 SH       SOLE                    4,600
RUDOLPH TECHNOLOGIES INC       COM              781270103       5,775     429,696 SH       SOLE                  429,696
SEACHANGE INTL INC             COM              811699107         195      20,200 SH       SOLE                   20,200
SERVOTRONICS INC               COM              817732100         565      72,382 SH       SOLE                   72,382
SMITH & WESSON HLDG CORP       COM              831756101         214      25,400 SH       SOLE                   25,400
STAPLES INC                    COM              855030102       7,347     644,444 SH       SOLE                  644,444
STARRETT L S CO                CL A             855668109         597      61,501 SH       SOLE                   61,501
STEELCASE INC                  CL A             858155203      20,193   1,585,046 SH       SOLE                1,585,046
SYNALLOY CP DEL                COM              871565107         219      15,299 SH       SOLE                   15,299
SYSCO CORP                     COM              871829107         320      10,100 SH       SOLE                   10,100
THERMO FISHER SCIENTIFIC INC   COM              883556102      12,473     195,559 SH       SOLE                  195,559
TIDEWATER INC                  COM              886423102      26,053     583,099 SH       SOLE                  583,099
TOLL BROTHERS INC              COM              889478103       6,825     211,097 SH       SOLE                  211,097
TOTAL S A                      SPONSORED ADR    89151E109      17,057     327,953 SH       SOLE                  327,953
TRANSCAT INC                   COM              893529107         126      21,215 SH       SOLE                   21,215
UNIT CORP                      COM              909218109       6,105     135,515 SH       SOLE                  135,515
UNIVERSAL FST PRODS INC        COM              913543104      11,957     314,321 SH       SOLE                  314,321
UNIVERSAL INS HLDGS INC        COM              91359V107          44      10,000 SH       SOLE                   10,000
VALERO ENERGY CORP NEW         COM              91913Y100         271       7,930 SH       SOLE                    7,930
VALIDUS HOLDINGS LTD           COM SHS          G9319H102         214       6,192 SH       SOLE                    6,192
VCA ANTECH INC                 COM              918194101         209       9,915 SH       SOLE                    9,915
VELTI PLC ST HELIER            SHS              G93285107         325      72,240 SH       SOLE                   72,240
VISHAY PRECISION GROUP INC     COM              92835K103      22,940   1,735,237 SH       SOLE                1,735,237
WELLS FARGO & CO NEW           COM              949746101      41,736   1,221,062 SH       SOLE                1,221,062
WMS INDS INC                   COM              929297109         288      16,480 SH       SOLE                   16,480